Equity - Share Repurchase Program (Detail) - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jan. 24, 2013
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	11,091,759	1,741,143	3,006,005
Average price per share	$ 125.64	$ 114.87	$ 85.55
Maximum
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				35,000,000